Revenue (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivables	$ 2,608	$ 3,643
Contract assets	0	15
Contract liabilities - current	367	255
Contract liabilities - noncurrent	23	2
Contract liabilities	390	257
Deferred revenue	321	99
Revenue recognized in the year from amounts included in the deferred revenue of the mPKI segment at the beginning of the year	84	83
IoT
Trade accounts receivables	2,227	2,843
Deferred revenue	150	92
mPKI
Trade accounts receivables	381	800
Deferred revenue	$ 171	$ 7